UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06591

Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

Semi-Annual Report to Shareholders	August 31, 2024

Invesco Quality Municipal Income Trust

NYSE: IQI

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

20	Financial Statements

24	Financial Highlights

25	Notes to Financial Statements

30	Approval of Investment Advisory and Sub-Advisory Contracts

32	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/29/24 to 8/31/24

Trust at NAV	3.09%

Trust at Market Value	8.78

S&P Municipal Bond Index ▼ (Broad Market Index)	1.94

S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	1.61

Market Price Discount to NAV as of 8/31/24	-8.93

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
 The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2024, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume
of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Quality Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎
Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎
Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎
Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎
Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting
invesco.com/closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Quality Municipal Income Trust

Schedule of Investments
August 31, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–147.58% (a)
Alabama–1.00%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$140	$139,383

Series 2016, RB	5.75%	06/01/2045	25	23,806

Black Belt Energy Gas District (The); Series 2023 B, RB (b)	5.25%	12/01/2030	1,300	1,409,832

Energy Southeast A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	925	1,005,965

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	905	995,850

Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,320	1,430,205

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (c)	5.25%	05/01/2044	820	833,140

				5,838,181

Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	395	362,787

Arizona–3.03%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (c)	5.00%	07/01/2039	1,090	1,093,509

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB (c)	5.00%	12/15/2040	230	229,475

Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	1,070,886

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,241,391

Series 2017, Ref. RB	5.00%	11/15/2045	835	715,845

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	702,068

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB (c)	5.00%	07/01/2054	550	552,230

Series 2021, RB (c)	4.00%	07/01/2051	875	764,810

Mesa (City of), AZ; Series 2022 A, RB (INS - BAM) (d)	5.00%	07/01/2046	2,850	3,088,824

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB (c)	5.00%	06/15/2052	340	332,470

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (c)	5.25%	07/01/2048	1,125	1,124,910

Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,065	3,370,395

Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	735	801,576

Series 2007, RB	5.00%	12/01/2037	2,435	2,700,589

				17,788,978

Arkansas–0.09%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	515	522,015

California–22.91%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC) (d)(e)	0.00%	08/01/2035	3,570	2,518,302

Series 2009 B, GO Bonds (INS - AGC) (d)(e)	0.00%	08/01/2036	5,770	3,885,955

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (e)	0.00%	08/01/2026	1,390	1,320,784

Series 2009, GO Bonds (e)	0.00%	08/01/2031	2,680	2,194,924

California (State of); Series 2020, GO Bonds (INS - BAM) (d)	3.00%	11/01/2050	1,590	1,303,796

Series 2023, GO Bonds (f)	5.25%	09/01/2053	3,075	3,455,955

California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB (b)	5.00%	04/01/2032	2,310	2,502,731

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (e)	0.00%	06/01/2055	10,115	1,036,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$35	$35,839

Series 2020 B-2, Ref. RB (e)	0.00%	06/01/2055	1,590	313,695

California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	3,995	4,302,417

California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,501,747

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2024 A, RB	5.25%	12/01/2049	570	634,030

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,935	3,720,870

California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,540

Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,697	3,757,911

Series 2023-1, RB	4.38%	09/20/2036	758	801,300

California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB (b)(f)(g)	5.00%	01/01/2028	1,720	1,872,472

California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB (b)(f)(g)	5.00%	01/01/2028	3,340	3,634,798

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB (c)	5.00%	06/01/2048	155	155,618

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,265	1,331,651

California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM) (d)	4.00%	05/15/2046	500	492,814

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (h)	5.00%	12/31/2047	885	896,673

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (c)	5.00%	08/01/2039	240	217,432

California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB (c)(h)	5.00%	07/01/2027	680	684,066

Series 2012, RB (c)(h)	5.00%	07/01/2030	200	201,137

Series 2012, RB (c)(h)	5.00%	07/01/2037	2,060	2,065,896

Series 2012, RB (c)(h)	5.00%	11/21/2045	2,420	2,424,237

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (c)	5.25%	12/01/2056	950	960,913

California State University; Series 2019 A, RB (f)	5.00%	11/01/2049	2,010	2,139,789

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL) (d)(e)	0.00%	08/01/2029	695	608,174

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (c)	3.13%	08/01/2056	790	611,942

CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB (c)	4.00%	08/01/2056	470	423,042

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (e)	0.00%	08/01/2040	4,685	2,572,500

Series 2009, GO Bonds (e)	0.00%	08/01/2041	4,965	2,584,259

Series 2009, GO Bonds (e)	0.00%	08/01/2042	5,265	2,607,829

Series 2009, GO Bonds (e)	0.00%	08/01/2043	3,460	1,629,721

Series 2009, GO Bonds (e)	0.00%	08/01/2044	4,825	2,158,596

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	1,775	1,449,772

Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	1,980	1,560,764

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (e)	0.00%	06/01/2066	1,355	158,233

Los Angeles (City of), CA Department of Airports;
Series 2021, Ref. RB (b)(g)(h)	5.00%	11/15/2031	5	5,607

Series 2021, Ref. RB (h)	5.00%	05/15/2046	1,995	2,099,452

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB (h)	5.50%	05/15/2037	1,665	1,886,029

Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB (f)	5.00%	07/01/2050	2,220	2,385,186

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC) (d)(e)	0.00%	08/01/2034	1,985	1,450,132

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC) (d)(e)	0.00%	08/01/2029	3,955	3,435,851

M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,645	3,431,584

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2028	2,875	2,570,080

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM) (d)(e)	0.00%	08/01/2036	4,025	2,638,715

Series 2009 B, GO Bonds (INS - AGM) (d)(e)	0.00%	08/01/2037	1,590	997,388

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2027	4,005	3,698,741

Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	5,000	4,080,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Regents of the University of California Medical Center;
Series 2022 P, RB (f)(i)	4.00%	05/15/2053	$5,110	$5,089,247

Series 2022 P, RB	3.50%	05/15/2054	1,845	1,703,456

Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM) (d)	4.00%	08/01/2048	1,125	1,112,384

San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,885	1,847,437

Series 2021 A, RB	5.00%	07/01/2056	1,900	2,036,708

Series 2023 B, RB (h)	5.00%	07/01/2048	2,300	2,438,775

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 E, RB (h)	5.00%	05/01/2038	645	678,980

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM) (d)(e)	0.00%	09/01/2030	3,300	2,767,853

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (e)	0.00%	06/01/2041	3,295	1,289,927

Southern California Public Power Authority (Clean Energy); Series 2024 A, RB (b)	5.00%	09/01/2030	1,255	1,351,719

William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	15,570	12,263,721

Series 2009 A, GO Bonds (e)	0.00%	08/01/2033	5,725	4,349,659

				134,342,728

Colorado–6.00%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (d)	4.25%	12/01/2043	2,250	2,263,241

Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	486,181

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	790	747,639

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	927,841

Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB (c)	5.00%	12/01/2047	1,580	1,523,627

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	630	596,922

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,555	1,605,264

Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,485	3,622,630

Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,477,741

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	492,037

Colorado Springs (City of), CO; Series 2024, RB (f)	5.25%	11/15/2053	5,000	5,536,219

Denver (City & County of), CO;
Series 2018 A, Ref. RB (h)	5.00%	12/01/2048	4,160	4,259,443

Series 2018 A, Ref. RB (h)	5.25%	12/01/2048	1,635	1,693,601

Series 2022 A, RB (h)	5.00%	11/15/2047	1,895	1,988,672

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	399,051

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,915	1,940,709

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	735	670,684

Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	605	607,537

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	705	732,731

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	504,451

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	411,913

Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	493,834

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	430	425,450

Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	470	361,845

Series 2021 A-2, RB (j)	4.50%	12/01/2041	1,950	1,386,755

				35,156,018

District of Columbia–3.74%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	1,575	1,716,122

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	584,955

District of Columbia Water & Sewer Authority;
Series 2022, RB (f)	5.00%	10/01/2044	5,475	5,814,813

Series 2024 B, Ref. VRD RB (k)	2.70%	10/01/2054	1,600	1,600,000

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,095	3,027,242

Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,493,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	$6,995	$7,672,834

				21,909,068

Florida–10.70%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000) (c)(l)(m)	5.00%	11/15/2061	1,075	758,092

Series 2022 B, RB (Acquired 01/25/2022; Cost $100,000) (c)(l)(m)	6.50%	11/15/2033	100	85,750

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	475	440,548

Broward (County of), FL;
Series 2019 A, RB (h)	4.00%	10/01/2049	695	649,731

Series 2019 A, RB (h)	5.00%	10/01/2049	1,325	1,360,614

Series 2022 A, RB (f)(i)	4.00%	10/01/2047	5,805	5,676,798

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,310	2,216,613

Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM) (d)	5.50%	03/01/2043	1,465	1,642,453

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (c)	5.00%	07/01/2037	1,385	1,204,860

Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,270	1,306,621

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,135	1,167,768

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (b)(c)(h)	12.00%	07/15/2028	675	720,566

Series 2024, Ref. RB (h)	5.00%	07/01/2041	750	768,417

Series 2024, Ref. RB (INS - AGM) (d)(h)	5.00%	07/01/2044	2,300	2,420,558

Series 2024, Ref. RB (INS - AGM) (d)(h)	5.25%	07/01/2047	1,715	1,813,105

Series 2024, Ref. RB (INS - AGM) (d)(h)	5.25%	07/01/2053	770	812,187

Series 2024, Ref. RB (h)	5.50%	07/01/2053	750	778,238

Fort Lauderdale (City of), FL; Series 2024, RB (f)	5.50%	09/01/2053	2,305	2,600,492

Greater Orlando Aviation Authority;
Series 2017 A, RB (h)	5.00%	10/01/2052	485	491,965

Series 2019 A, RB (h)	4.00%	10/01/2044	2,500	2,407,486

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (h)	5.00%	10/01/2048	2,300	2,353,075

Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	3,075	3,428,745

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	615	607,272

Series 2020 A, Ref. RB	5.75%	08/15/2050	270	262,549

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	960,911

Lee (County of), FL;
Series 2021 B, RB (h)	5.00%	10/01/2034	970	1,048,521

Series 2022, RB	5.25%	08/01/2049	1,575	1,697,135

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	846,022

Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	2,375	2,285,525

Series 2022 A, Ref. RB (h)	5.25%	10/01/2052	460	489,359

Series 2023 A, Ref. RB (h)	5.00%	10/01/2047	1,955	2,090,102

Subseries 2021 A-2, Ref. RB (INS - AGM) (d)	4.00%	10/01/2049	2,305	2,253,607

Subseries 2021 B-1, Ref. RB (h)	4.00%	10/01/2050	980	901,779

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,501,490

Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,215	2,385,803

Osceola (County of), FL;
Series 2020 A-2, Ref. RB (e)	0.00%	10/01/2044	1,000	381,294

Series 2020 A-2, Ref. RB (e)	0.00%	10/01/2048	1,500	455,677

Series 2020 A-2, Ref. RB (e)	0.00%	10/01/2051	600	154,247

Series 2020 A-2, Ref. RB (e)	0.00%	10/01/2052	430	105,424

Series 2020 A-2, Ref. RB (e)	0.00%	10/01/2054	365	80,487

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,255	1,184,035

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	765	722,442

Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	500	500,614

Series 2014 A, RB	5.00%	07/01/2027	500	500,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	$1,270	$1,259,371

Tampa (City of), FL; Series 2020 A, RB (e)	0.00%	09/01/2049	5,270	1,597,571

Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL) (d)	6.00%	10/01/2029	2,000	2,329,096

				62,705,661

Georgia–2.01%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB (f)(i)	4.00%	07/01/2044	4,345	4,344,842

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	995	1,075,284

DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	1,001,878

Main Street Natural Gas, Inc.;
Series 2021 C, RB (b)	4.00%	12/01/2028	1,165	1,179,294

Series 2022 C, RB (b)(c)	4.00%	11/01/2027	1,145	1,129,114

Series 2024 A, RB (b)	5.00%	09/01/2031	1,540	1,664,680

Series 2024 C, RB (b)	5.00%	12/01/2031	1,300	1,391,657

				11,786,749

Hawaii–0.42%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.50%	07/01/2052	2,220	2,460,177

Idaho–0.83%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,700	1,354,387

Idaho (State of) Housing & Finance Association;
Series 2024 A, RB (CEP - GNMA)	4.60%	01/01/2049	1,795	1,798,256

Series 2024, RB	5.00%	08/15/2048	1,570	1,728,269

				4,880,912

Illinois–4.81%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	617,204

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	385,864

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	310,526

Series 2014, RB	5.00%	11/01/2039	775	775,931

Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,098,379

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	1,921,336

Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB (h)	5.00%	01/01/2042	2,500	2,537,565

Series 2024 A, RB (h)	5.50%	01/01/2053	1,245	1,360,165

Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,100	1,057,801

Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM) (d)	4.00%	01/01/2037	1,000	1,017,727

Illinois (State of);
First Series 2001, GO Bonds (INS - NATL) (d)	6.00%	11/01/2026	1,470	1,508,552

Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,001,282

Series 2014, GO Bonds	5.00%	05/01/2036	750	750,749

Series 2017 C, GO Bonds	5.00%	11/01/2029	250	265,181

Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	4,855,582

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,190,053

Series 2020, GO Bonds	5.50%	05/01/2039	985	1,082,336

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (h)	8.00%	06/01/2032	340	340,430

Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB (c)	5.50%	08/01/2043	530	572,491

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $57,347) (m)	5.00%	11/01/2040	55	35,685

Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $970,542) (m)	5.00%	11/01/2049	1,155	748,921

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,395	2,415,218

Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	175	174,593

Series 2017, Ref. RB	5.25%	02/15/2037	190	193,222

				28,216,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–0.55%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	$925	$899,785

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	450,729

Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB (h)	5.75%	08/01/2042	215	215,140

Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	1,565	1,677,506

				3,243,160

Iowa–0.66%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	590	456,240

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,165	1,167,712

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB (b)(g)	5.00%	12/01/2032	1,575	1,831,768

Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	285	269,153

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	165	165,573

				3,890,446

Kansas–0.39%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,482,887

Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	801,038

				2,283,925

Kentucky–1.26%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (c)(h)	4.70%	01/01/2052	630	620,426

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%) (b)(n)	4.32%	02/01/2025	670	670,111

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,010	1,015,955

Series 2015 A, RB	5.00%	07/01/2040	895	897,991

Series 2015 A, RB	5.00%	01/01/2045	1,220	1,222,042

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,242,298

Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	1,540	1,689,666

				7,358,489

Louisiana–0.74%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (c)	3.90%	11/01/2044	780	730,170

Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB (h)	5.50%	09/01/2054	770	835,945

Series 2024, RB (h)	5.50%	09/01/2059	1,540	1,664,149

New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	1,120	1,121,996

				4,352,260

Maryland–0.65%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB (c)	4.38%	02/15/2039	1,000	980,538

Series 2017 A, RB (c)	4.50%	02/15/2047	500	477,014

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	676,907

Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	162,924

Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB (k)	2.70%	06/01/2027	1,540	1,540,000

				3,837,383

Massachusetts–2.98%
Massachusetts (Commonwealth of);
Series 2024, RB (f)	5.00%	11/01/2052	9,950	10,565,275

Series 2024, RB (f)	5.00%	06/01/2053	4,790	5,223,803

Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	620	666,407

Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB (h)	5.00%	07/01/2046	995	1,044,160

				17,499,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–3.79%
Academy of Warren; Series 2020 A, RB (c)	5.00%	05/01/2035	$290	$290,267

Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (b)(g)	5.00%	09/25/2024	1,500	1,501,632

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	700	674,837

Lansing (City of), MI; Series 2024, RB (f)	5.25%	07/01/2054	3,335	3,687,093

Michigan (State of); Series 2024, RB (f)	5.50%	11/15/2049	4,355	4,960,314

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB (f)	5.00%	04/15/2041	2,655	2,726,910

Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	160	157,766

Series 2020, Ref. RB	5.00%	06/01/2045	465	442,478

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB (f)(g)(i)	5.00%	12/01/2046	3,575	3,653,779

Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,780	1,873,324

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 08/27/2019; Cost $389,929) (c)(l)(m)	5.00%	07/01/2026	380	361,047

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(h)	4.00%	10/01/2026	1,895	1,901,704

				22,231,151

Minnesota–0.69%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	387,815

Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB (h)	5.25%	01/01/2049	1,535	1,662,836

Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,540	1,683,516

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	294,630

				4,028,797

Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	691,467

Missouri–2.51%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,973,951

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (h)	5.00%	03/01/2046	6,155	6,304,026

Series 2019 B, RB (INS - AGM) (d)(h)	5.00%	03/01/2049	945	965,083

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	404,255

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	337,796

Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.70%	11/01/2054	1,000	1,005,382

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,270	1,271,297

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,740	1,767,031

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (c)	6.00%	10/01/2049	705	711,218

				14,740,039

Nebraska–0.50%
Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	770	809,217

Omaha (City of), NE Public Power District; Series 2022, RB (f)(i)	5.25%	02/01/2052	1,960	2,139,874

				2,949,091

Nevada–0.90%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds (f)	5.00%	07/01/2053	4,845	5,264,591

New Hampshire–0.67%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	279	281,740

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,531	1,559,507

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	1,109,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority; Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	$935	$971,238

				3,921,927

New Jersey–4.14%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB (h)	5.25%	09/15/2029	170	170,162

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (h)	5.50%	01/01/2026	1,000	1,001,412

Series 2013, RB (h)	5.38%	01/01/2043	1,230	1,230,972

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,615	3,517,063

New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC) (d)(e)	0.00%	12/15/2026	8,435	7,873,178

Series 2018 A, Ref. RB	5.00%	12/15/2035	880	934,140

Series 2018 A, RN (f)(i)	5.00%	06/15/2029	1,505	1,555,906

Series 2018 A, RN (f)(i)	5.00%	06/15/2030	515	531,285

Series 2022, RB	5.25%	06/15/2046	1,305	1,429,767

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,765	2,833,024

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,575	1,632,749

Series 2018 B, Ref. RB	5.00%	06/01/2046	1,575	1,589,861

				24,299,519

New York–18.69%
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,291,447

Metropolitan Transportation Authority; Series 2005 D-1, Ref. VRD RB (LOC - Truist Bank) (k)(o)	2.45%	11/01/2035	4,000	4,000,000

Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	553,795

Series 2020 A-1, RB (INS - AGM) (d)	4.00%	11/15/2041	1,120	1,123,075

Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,335,578

New York & New Jersey (States of) Port Authority; Series 2020 221, RB (h)	4.00%	07/15/2060	2,200	2,025,887

New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,340	2,509,496

Subseries 2022 D-1, GO Bonds (f)	5.25%	05/01/2038	1,275	1,450,714

Subseries 2022 D-1, GO Bonds (f)	5.25%	05/01/2042	2,165	2,411,128

Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,415	1,563,079

New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,575	1,547,244

Series 2020 BB-1, RB	5.00%	06/15/2050	3,205	3,413,689

Series 2020, Ref. RB	5.00%	06/15/2050	1,620	1,725,484

New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	810	795,507

Series 2023 F-1, RB	4.00%	02/01/2051	2,315	2,262,557

Series 2024 B, RB	4.38%	05/01/2053	2,000	2,032,318

New York (State of) Dormitory Authority; Series 2022, RB (f)	4.00%	03/15/2046	5,000	4,949,153

New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC) (d)	5.50%	05/15/2029	1,805	2,030,868

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,425	3,352,178

New York (State of) Housing Finance Agency; Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,035,892

New York (State of) Power Authority; Series 2020 A, RB (f)	4.00%	11/15/2045	3,500	3,487,573

New York (State of) Power Authority (Green Bonds); Series 2020, RB (f)	4.00%	11/15/2055	3,930	3,872,519

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,110	4,964,604

Series 2019 B, RB (INS - AGM) (d)(f)(i)	4.00%	01/01/2050	2,490	2,452,312

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,355	2,322,593

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,155	1,168,636

New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	265	245,001

Series 2010 A, RB (c)	6.25%	06/01/2041	1,200	1,200,173

New York Counties Tobacco Trust V; Series 2005 S-2, RB (e)	0.00%	06/01/2050	10,140	1,629,749

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,063,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (c)	5.00%	11/15/2044	$5,230	$5,234,378

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,160	3,129,612

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB (h)	5.25%	08/01/2031	440	468,678

Series 2020, Ref. RB (h)	5.38%	08/01/2036	900	960,326

Series 2023, RB (h)	5.38%	06/30/2060	1,975	2,060,944

Series 2024, RB (INS - AGM) (d)(h)	5.25%	06/30/2060	1,615	1,714,027

Series 2024, RB (h)	5.50%	06/30/2060	1,475	1,572,165

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (h)	5.00%	08/01/2026	660	661,003

Series 2016, Ref. RB (h)	5.00%	08/01/2031	1,270	1,271,429

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB (h)	5.00%	01/01/2033	1,980	2,044,167

Series 2018, RB (h)	5.00%	01/01/2034	1,225	1,263,763

Series 2018, RB (h)	5.00%	01/01/2036	1,140	1,172,270

Series 2020, RB (h)	5.00%	10/01/2040	1,905	1,969,092

Series 2020, RB (h)	4.38%	10/01/2045	1,110	1,069,231

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (h)	5.00%	07/01/2046	2,985	2,984,884

Series 2016 A, RB (h)	5.25%	01/01/2050	1,620	1,619,980

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB (h)	5.00%	12/01/2038	1,200	1,280,039

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,519,943

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	710	752,081

Series 2021 A, RB	5.00%	11/15/2056	1,065	1,131,296

Series 2022, RB (f)	5.00%	05/15/2051	5,175	5,514,596

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,367,164

				109,577,271

North Carolina–0.45%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	1,900	1,958,531

North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM) (d)(e)	0.00%	01/01/2053	2,750	707,098

				2,665,629

North Dakota–0.64%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,210	2,163,215

Series 2017 C, RB	5.00%	06/01/2053	1,645	1,583,340

				3,746,555

Ohio–4.20%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	786,014

Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,965	3,617,901

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,235	7,581,196

Series 2020 B-3, Ref. RB (e)	0.00%	06/01/2057	8,155	741,008

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB (c)	6.50%	01/01/2034	1,000	1,000,772

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (c)	5.00%	06/01/2028	530	537,592

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,685	1,717,567

Series 2017, Ref. RB	5.50%	02/15/2052	780	797,267

Series 2017, Ref. RB	5.00%	02/15/2057	1,875	1,890,715

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,290	1,476,046

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,370	1,361,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,122,138) (c)(l)(m)	6.00%	04/01/2038	$1,145	$80,133

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	865	853,726

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,370	2,200,890

				24,641,849

Oklahoma–0.99%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,585	3,699,723

Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,075	1,186,015

Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB (h)	5.50%	06/01/2035	310	310,511

Series 2001 C, Ref. RB (h)	5.50%	12/01/2035	580	580,941

				5,777,190

Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB (c)	6.00%	10/05/2040	765	808,898

Oregon–1.15%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	476,411

Oregon (State of); Series 2019, GO Bonds (f)(i)	5.00%	08/01/2044	3,140	3,340,202

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (h)	5.50%	07/01/2053	1,305	1,423,586

Portland (Port of), OR (Portland International Airport); Series 2022 28, RB (h)	5.00%	07/01/2052	1,465	1,526,144

				6,766,343

Pennsylvania–2.96%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,755	2,600,921

Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,075	1,158,233

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB (h)	5.25%	06/30/2053	1,845	1,937,489

Series 2022, RB (INS - AGM) (d)(h)	5.00%	12/31/2057	925	964,341

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	500	477,812

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2021 A, RB	4.00%	12/01/2050	1,180	1,111,570

Series 2024 C, RB	5.25%	12/01/2054	1,400	1,551,653

Philadelphia (City of), PA;
Series 2017 B, Ref. RB (h)	5.00%	07/01/2042	3,855	3,924,682

Series 2017 B, Ref. RB (h)	5.00%	07/01/2047	375	379,526

Series 2021, Ref. RB (INS - AGM) (d)(h)	4.00%	07/01/2041	1,200	1,161,114

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,570	1,702,579

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (c)	5.00%	06/15/2050	385	386,418

				17,356,338

Puerto Rico–5.24%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,415	2,427,484

Series 2002, RB	5.63%	05/15/2043	1,740	1,760,205

Series 2005 A, RB (e)	0.00%	05/15/2050	5,450	1,053,016

Series 2005 B, RB (e)	0.00%	05/15/2055	2,390	268,536

Series 2008 A, RB (e)	0.00%	05/15/2057	17,695	1,217,929

Series 2008 B, RB (e)	0.00%	05/15/2057	35,570	2,210,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	$1,100	$1,145,783

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,150	1,135,024

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	900	880,498

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	555	527,506

Subseries 2022, RN (e)	0.00%	11/01/2043	679	430,392

Subseries 2022, RN (e)	0.00%	11/01/2051	1,301	833,850

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (Acquired 04/08/2020-05/19/2023; Cost $ 836,397) (INS - NATL) (d)(m)	4.75%	07/01/2033	850	832,552

Series 2007 VV, Ref. RB (Acquired 04/24/2020; Cost $1,279,034) (INS - NATL) (d)(m)	5.25%	07/01/2032	1,270	1,255,195

Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $698,167) (INS - NATL) (d)(m)	5.25%	07/01/2033	690	682,489

Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $640,834) (INS - NATL) (d)(m)	5.25%	07/01/2035	610	599,828

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (e)	0.00%	07/01/2029	1,355	1,129,238

Series 2018 A-1, RB (e)	0.00%	07/01/2033	2,330	1,643,959

Series 2018 A-1, RB (e)	0.00%	07/01/2046	7,840	2,643,597

Series 2018 A-1, RB (e)	0.00%	07/01/2051	10,320	2,532,655

Series 2018 A-1, RB	4.75%	07/01/2053	1,755	1,741,837

Series 2018 A-1, RB	5.00%	07/01/2058	2,010	2,018,889

Series 2019 A-2, RB	4.33%	07/01/2040	990	979,102

Series 2019 A-2, RB	4.78%	07/01/2058	770	761,923

				30,711,522

Rhode Island–0.35%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,035	2,037,034

South Carolina–1.43%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	1,805	1,950,536

South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	460	516,645

Series 2024, RB	5.50%	11/01/2054	770	859,596

South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,565	3,582,894

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGM) (d)	5.00%	12/01/2040	1,305	1,463,344

				8,373,015

South Dakota–0.85%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,930	1,965,649

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	940	940,958

South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	980	1,016,990

Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,020	1,049,964

				4,973,561

Tennessee–3.57%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,185	1,221,789

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,855	1,929,520

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,900	1,866,022

Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (f)	6.00%	12/01/2054	2,675	3,088,652

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,895	2,812,453

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB (h)	5.00%	07/01/2043	1,230	1,258,409

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB (h)	5.00%	07/01/2054	880	902,143

Shelby (County of), TN Health, Educational & Housing Facilities Board; Series 2008, VRD RB (INS - AGM) (d)(k)	2.45%	06/01/2042	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2026	$1,275	$1,311,891

Series 2021 A, RB (b)	5.00%	11/01/2031	2,365	2,519,381

				20,910,260

Texas–19.65%
Alamo Community College District; Series 2012, GO Bonds (f)	5.00%	08/15/2034	5,105	5,111,242

Austin (City of), TX; Series 2022, RB (h)	5.25%	11/15/2047	1,070	1,148,880

Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,035	1,026,798

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,280	1,231,336

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,608,343

Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	920	914,645

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,540	1,525,397

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,880	3,769,048

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,875	2,816,357

Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM) (d)	4.25%	10/01/2053	1,305	1,282,606

Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM) (d)	5.25%	08/15/2031	3,395	3,948,686

Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	1,020	990,418

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,220	1,171,763

Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM) (d)(h)	5.25%	07/01/2048	1,595	1,708,256

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (h)	4.00%	07/01/2041	555	537,835

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (h)	5.00%	07/15/2028	500	515,408

Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM) (d)(e)	0.00%	09/01/2025	4,650	4,508,539

Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,265	1,254,975

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,100	1,224,539

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (c)(h)	4.63%	10/01/2031	2,935	2,939,217

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB (l)	4.75%	07/01/2052	750	493,991

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,123,667

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM) (d)	5.00%	04/01/2046	505	505,031

New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,355	1,384,509

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB (c)	4.00%	08/15/2051	1,165	990,480

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	203,782

Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,270,738

Series 2020, RB	5.25%	10/01/2055	2,140	1,965,548

North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	2,330	2,364,190

North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC) (d)(e)	0.00%	01/01/2028	18,900	17,073,069

Series 2008 D, Ref. RB (INS - AGC) (d)(e)	0.00%	01/01/2031	3,740	3,043,291

San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	2,795	3,094,313

Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,794,170

Tarrant (County of), TX; Series 2022, GO Bonds (f)	4.00%	07/15/2047	10,500	10,263,363

Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,065	3,042,889

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,950	1,955,209

Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,446,034

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,781,595) (l)(m)	6.38%	02/15/2048	1,765	970,750

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	77,872

Series 2020, Ref. RB	6.75%	11/15/2051	80	75,889

Series 2020, Ref. RB	6.88%	11/15/2055	80	76,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Texas (State of) Transportation Commission; Series 2019, RB (e)	0.00%	08/01/2041	$2,000	$908,931

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB (b)(e)(g)	0.00%	11/04/2024	3,170	1,896,401

Series 2015 B, Ref. RB (b)(e)(g)	0.00%	11/04/2024	970	554,402

Series 2015 C, Ref. RB (b)(g)	5.00%	11/04/2024	1,840	1,845,576

Texas (State of) Water Development Board; Series 2022, RB (f)	5.00%	10/15/2047	3,140	3,409,452

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,305	1,260,802

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,250	2,327,514

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB (h)	5.50%	12/31/2058	1,000	1,091,904

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,002

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (d)	4.00%	02/15/2053	3,075	2,869,919

Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	3,250	3,588,275

				115,207,455

Utah–1.39%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (c)	4.00%	03/01/2051	500	425,501

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	421,488

Salt Lake City (City of), UT;
Series 2021 A, RB (h)	5.00%	07/01/2046	795	829,955

Series 2023 A, RB (h)	5.25%	07/01/2048	1,000	1,075,577

Series 2023 A, RB (h)	5.50%	07/01/2053	2,690	2,942,729

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,000	983,615

Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	1,430	1,468,722

				8,147,587

Virginia–1.62%
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM) (d)	5.25%	07/01/2053	1,240	1,353,257

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (c)	5.00%	09/01/2045	305	305,497

Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB (b)	5.50%	09/01/2035	135	134,616

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB (h)	4.00%	01/01/2040	3,200	3,087,859

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB (h)	5.00%	12/31/2047	535	560,646

Series 2022, Ref. RB (h)	5.00%	12/31/2057	1,535	1,591,710

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (h)	5.00%	12/31/2049	405	411,687

Series 2017, RB (h)	5.00%	12/31/2056	2,010	2,036,789

				9,482,061

Washington–2.74%
Kalispel Tribe of Indians; Series 2018 B, RB (c)	5.25%	01/01/2038	1,000	1,038,529

Seattle (City of), WA; Series 2023, RB (f)	5.00%	07/01/2052	5,000	5,368,081

Tacoma (City of), WA; Series 2023, RB (f)	4.00%	12/01/2047	2,630	2,597,574

Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,770	1,962,219

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,285	3,350,640

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB (c)	5.00%	07/01/2046	415	388,784

Series 2016 A, Ref. RB (c)	5.00%	07/01/2051	340	309,632

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,089	1,034,869

				16,050,328

West Virginia–0.42%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (c)	7.50%	06/01/2043	790	852,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	$1,635	$1,619,929

				2,472,001

Wisconsin–4.95%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM) (d)(e)	0.00%	12/15/2050	6,130	1,839,110

Series 2020 D, RB (INS - AGM) (d)(e)	0.00%	12/15/2060	27,975	5,124,365

Series 2022, RB (c)	5.25%	12/15/2061	1,605	1,634,677

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,640	2,449,501

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,365	2,318,479

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	770	676,622

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,410	1,336,254

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,501,525

Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	835	828,644

Series 2014, RB	5.13%	05/01/2029	1,000	987,123

Wisconsin (State of) Public Finance Authority; Series 2022, RB (c)	6.00%	06/01/2062	785	805,583

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (c)(l)	6.75%	08/01/2031	865	761,200

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB (c)	6.13%	02/01/2050	400	384,798

Series 2022 A, RB (c)	6.13%	02/01/2050	435	418,467

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (c)	5.13%	06/15/2039	620	621,783

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (c)	6.38%	01/01/2048	615	276,750

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,621,646

Series 2018 A, RB	5.35%	12/01/2045	1,585	1,608,376

Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB (c)	5.63%	12/15/2030	1,025	1,028,541

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	805,026

				29,028,470

Total Municipal Obligations (Cost $838,256,928)				865,295,324

			Shares
Exchange-Traded Funds–0.13%
Invesco Municipal Strategic Income ETF (Cost $781,338) (p)			15,338	787,987

TOTAL INVESTMENTS IN SECURITIES (q) –147.71% (Cost $839,038,266)				866,083,311

FLOATING RATE NOTE OBLIGATIONS–(16.08)%
Notes with interest and fee rates ranging from 3.46% to 3.72% at 08/31/2024 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055 (See Note 1J) (r)				(94,260,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(30.51)%				(178,886,982)

OTHER ASSETS LESS LIABILITIES–(1.12)%				(6,608,017)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$586,328,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Quality Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $45,269,882, which represented 7.72% of the Trust’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $19,693,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.

(l)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $3,510,963, which represented less than 1% of the Trust’s Net Assets.

(m)	Restricted security. The aggregate value of these securities at August 31, 2024 was $6,410,442, which represented 1.09% of the Trust’s Net Assets.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income

Invesco Municipal Strategic Income ETF	$783,167	$-	$-	$4,820	$-	$787,987	$15,823

(q)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.60%

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Trust’s investments with a value of $140,176,002 are held by TOB Trusts and serve as collateral for the $94,260,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Quality Municipal Income Trust

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2024

Revenue Bonds	77.89%

General Obligation Bonds	18.88

Pre-Refunded Bonds	1.94

Other	1.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Quality Municipal Income Trust

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $838,256,928)	$865,295,324

Investments in affiliates, at value (Cost $781,338)	787,987

Receivable for:
Investments sold	135,431

Interest	7,665,997

Investment for trustee deferred compensation and retirement plans	96,505

Total assets	873,981,244

Liabilities:
Floating rate note obligations	94,260,000

Variable rate muni term preferred shares ($0.01 par value, 1,789 shares issued with liquidation preference of $100,000 per share)	178,886,982

Payable for:
Investments purchased	4,764,119

Dividends	164,502

Amount due custodian	8,410,529

Accrued fees to affiliates	44,997

Accrued interest expense	669,604

Accrued trustees’ and officers’ fees and benefits	618

Accrued other operating expenses	238,689

Trustee deferred compensation and retirement plans	212,892

Total liabilities	287,652,932

Net assets applicable to common shares	$586,328,312

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$646,214,049

Distributable earnings (loss)	(59,885,737)

$586,328,312

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	52,883,797

Net asset value per common share	$11.09

Market value per common share	$10.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Quality Municipal Income Trust

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)

Investment income:
Interest	$20,725,215

Dividends from affiliates	15,823

Total investment income	20,741,038

Expenses:
Advisory fees	2,391,549

Administrative services fees	43,667

Custodian fees	4,472

Interest, facilities and maintenance fees	6,685,858

Transfer agent fees	11,197

Trustees’ and officers’ fees and benefits	17,897

Registration and filing fees	25,907

Reports to shareholders	166,108

Professional services fees	92,148

Other	3,790

Total expenses	9,442,593

Less: Fees waived	(1,482)

Net expenses	9,441,111

Net investment income	11,299,927

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(510,526))	(1,352,693)

Change in net unrealized appreciation of:
Unaffiliated investment securities	5,525,241

Affiliated investment securities	4,820

5,530,061

Net realized and unrealized gain	4,177,368

Net increase in net assets resulting from operations applicable to common shares	$15,477,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Quality Municipal Income Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)

	August 31, 2024	February 29, 2024
Operations:
Net investment income	$11,299,927	$22,510,505

Net realized gain (loss)	(1,352,693)	(9,071,679)

Change in net unrealized appreciation	5,530,061	30,787,219

Net increase from payments by affiliates	–	512,464

Net increase in net assets resulting from operations applicable to common shares	15,477,295	44,738,509

Distributions to common shareholders from distributable earnings	(16,404,554)	(22,560,999)

Return of capital applicable to common shares	–	(908,830)

Total distributions	(16,404,554)	(23,469,829)

Net increase (decrease) in net assets applicable to common shares	(927,259)	21,268,680

Net assets applicable to common shares:
Beginning of period	587,255,571	565,986,891

End of period	$586,328,312	$587,255,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Quality Municipal Income Trust

Statement of Cash Flows
For the six months ended August 31, 2024
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$15,477,295

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(35,073,470)

Proceeds from sales of investments	47,080,805

Purchases of short-term investments, net	(5,030,519)

Amortization (accretion) of premiums and discounts, net	(2,724,797)

Net realized loss from investment securities	1,352,693

Net change in unrealized appreciation on investment securities	(5,530,061)

Change in operating assets and liabilities:

Decrease in receivables and other assets	172,236

Increase in accrued expenses and other payables	28,293

Net cash provided by operating activities	15,752,475

Cash provided by (used in) financing activities:
Increase in payable for amount due custodian	8,410,529

Dividends paid to common shareholders from distributable earnings	(16,287,066)

Decrease in VMTP Shares, at liquidation value	(31,600,000)

Proceeds from TOB Trusts	27,895,000

Repayment of TOB Trusts	(10,840,000)

Net cash provided by (used in) financing activities	(22,421,537)

Net decrease in cash and cash equivalents	(6,669,062)

Cash and cash equivalents at beginning of period	6,669,062

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$6,758,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Quality Municipal Income Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Year Ended		Years Ended			Year Ended
	August 31,		February 29,		February 28,			February 29,

	2024		2024		2023	2022	2021	2020

Net asset value per common share, beginning of period	$11.10		$10.70		$12.89	$13.59	$14.11	$13.03

Net investment income (a)	0.21		0.43		0.50	0.58	0.62	0.57

Net gains (losses) on securities (both realized and unrealized)	0.09		0.41		(2.16)	(0.67)	(0.53)	1.11

Total from investment operations	0.30		0.84		(1.66)	(0.09)	0.09	1.68

Less:
Dividends paid to common shareholders from net investment income	(0.31)		(0.42)		(0.50)	(0.59)	(0.61)	(0.57)

Return of capital	–		(0.02)		(0.03)	(0.02)	–	(0.03)

Total distributions	(0.31)		(0.44)		(0.53)	(0.61)	(0.61)	(0.60)

Net asset value per common share, end of period	$11.09		$11.10		$10.70	$12.89	$13.59	$14.11

Market value per common share, end of period	$10.10		$9.58		$9.47	$11.83	$12.64	$12.73

Total return at net asset value (b)	3.09%		8.79	% (c)	(12.54)%	(0.65)%	1.18%	13.61%

Total return at market value (d)	8.78%		6.09%		(15.65)%	(1.96)%	4.31%	11.39%

Net assets applicable to common shares, end of period (000’s omitted)	$586,328		$587,256		$565,987	$681,686	$718,589	$746,266

Portfolio turnover rate (e)	4%		29%		41%	12%	20%	12%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	3.21	% (f)	3.14%		2.57%	1.54%	1.71%	2.33%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.94	% (f)	0.90%		0.95%	0.92%	0.94%	0.93%

Without fee waivers and/or expense reimbursements	3.21	% (f)	3.14%		2.57%	1.54%	1.71%	2.33%

Ratio of net investment income to average net assets	3.85	% (f)	3.96%		4.43%	4.25%	4.58%	4.23%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$178,900		$210,500		$210,500	$233,900	$233,900	$233,900

Asset coverage per preferred share (g)	$427,741		$378,981		$368,877	$391,443	$407,221	$419,053

Liquidating preference per preferred share	$100,000		$100,000		$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.70%.
(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Quality Municipal Income Trust

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Quality Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to provide current income that is exempt from federal income tax.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946,
Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

25	Invesco Quality Municipal Income Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates –
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Floating Rate Note Obligations
– The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank
third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
K.
Other Risks
– The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax

26	Invesco Quality Municipal Income Trust

treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated investments by the Trust.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $1,482.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2024, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$865,295,324	$–	$865,295,324

Exchange-Traded Funds	787,987	–	–	787,987

Total Investments	$787,987	$865,295,324	$–	$866,083,311

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule
17a-7
of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule
17a-7.
Pursuant to these procedures, for the six months ended August 31, 2024, the Trust engaged in securities purchases of $15,489,251 and securities sales of $25,765,453, which resulted in net realized gains (losses) of $(510,526).

27	Invesco Quality Municipal Income Trust

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and
Trustees’ and Officers’ Fees and Benefits
also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan.
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $85,620,000 and 5.26%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 29, 2024, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$46,596,703	$33,802,659	$80,399,362

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2024 was $34,138,723 and $47,215,973, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$41,575,582

Aggregate unrealized (depreciation) of investments	(14,431,517)

Net unrealized appreciation of investments	$27,144,065

 Cost of investments for tax purposes is $838,939,246.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 29,
	2024	2024

Beginning shares	52,883,797	52,883,797

Shares issued through dividend reinvestment	–	–

Ending shares	52,883,797	52,883,797

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series
2020/2023-IQI
VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2024, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

10/08/2020	2,105	06/01/2025	11/21/2022

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On May 31, 2024, the Trust redeemed 316 Series
2020/2023-IQI
VMTP Shares, with a liquidation preference of $100,000 per share to pay holders of record as of May 1, 2024,

28	Invesco Quality Municipal Income Trust

the redemption price, including accumulated but unpaid dividends, to holders of VMTP Shares called for redemption on such date, in connection with the partial redemption. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2024, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2024 were $194,528,261 and 4.46%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end,
the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2024:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2024	$0.0631	September 17, 2024	September 30, 2024
October 1, 2024	$0.0631	October 16, 2024	October 31, 2024

29	Invesco Quality Municipal Income Trust

Approval of Investment Advisory and
Sub-Advisory
Contracts

At the meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of Invesco Quality Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees,
that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The
Sub-Committees
meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory
contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts.
 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up
requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up
responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services
  Provided by Invesco Advisers and the
  Affiliated
Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of

30	Invesco Quality Municipal Income Trust

the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C. Advisory and
Sub-Advisory
Fees and Fund
  Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were reasonably comparable to and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D. Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and
  its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

31	Invesco Quality Municipal Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Quality Municipal Income Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)	Elizabeth Krentzman	40,036,187.39	6,605,671.41
	Robert C. Troccoli	39,841,879.48	6,799,979.32
	Carol Deckbar	39,959,191.39	6,682,667.41
	Douglas Sharp	40,002,631.48	6,639,227.32
(2)	Elizabeth Krentzman	1,789.00	0.00
	Robert C. Troccoli	1,789.00	0.00
	Carol Deckbar	1,789.00	0.00
	Douglas Sharp	1,789.00	0.00
A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Quality Municipal Income Trust (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). To approve amendments to the current fundamental investment restrictions of the Fund as follows:
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain

(a)	To amend the fundamental investment restriction regarding diversification	25,167,487.44	2,398,989.54	1,360,334.82
(b)	To amend the fundamental investment restriction regarding borrowing	24,972,021.44	2,625,993.45	1,328,793.91
(c)	To amend the fundamental investment restriction regarding issuing senior securities	24,944,727.44	2,594,819.54	1,387,260.82
(d)	To amend the fundamental investment restriction regarding underwriting securities issued by other persons	24,820,070.44	2,788,638.45	1,318,098.91
(e)	To amend the fundamental investment restriction regarding lending	24,806,108.44	2,812,753.45	1,307,949.91
(f)	To amend the fundamental investment restriction regarding purchasing and selling real estate	24,763,609.44	2,810,763.45	1,352,438.91
(g)	To amend the fundamental investment restriction regarding purchasing and selling commodities	24,687,333.44	2,891,863.45	1,347,613.91
(h)	To amend the fundamental investment restriction regarding industry concentration	24,998,550.44	2,560,187.54	1,368,072.82
(2). To approve the removal of the following current fundamental investment restrictions for the affected Fund as follows:
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain

(a)	To remove the fundamental investment restriction regarding purchasing on margin	24,596,198.44	2,888,179.45	1,442,431.91
(b)	To remove the fundamental investment restriction(s) regarding making short sales, writing, purchasing or selling puts or calls or purchasing futures or options	24,567,354.44	2,927,399.45	1,432,056.91
(1)	To remove the fundamental investment restriction regarding short sales of securities	24,597,841.44	2,942,442.45	1,386,527.91
(2)	To remove the fundamental investment restriction regarding writing, purchasing or selling puts or calls	24,638,741.44	2,888,468.45	1,399,602.91
(c)	To remove the fundamental investment restriction regarding investing for control or management	24,675,656.44	2,824,526.45	1,426,626.91
(d)	To remove the fundamental investment restriction regarding investing in managed-owned securities	24,873,238.44	2,769,295.45	1,284,277.91
(e)	To remove the fundamental investment restriction regarding investing in oil, gas or mineral exploration or development programs	24,972,928.44	2,638,318.45	1,315,565.91
(f)	To remove the fundamental investment restriction regarding purchasing taxable debt	24,972,809.44	2,720,984.45	1,233,015.91
(g)	To remove the fundamental investment restriction regarding investing unseasoned companies	24,749,410.44	2,955,152.45	1,222,243.91
(h)	To remove the fundamental investment restriction regarding investing in common stock	25,052,178.28	2,600,916.61	1,273,716.91
(i)	To remove the fundamental investment restriction regarding pledging of assets	24,911,890.44	2,718,007.45	1,296,915.91

32	Invesco Quality Municipal Income Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at
invesco.com/corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06591	MS-CE-QMINC-SAR-1

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1)	Not applicable.

19(a)(2)	Not applicable.

19(a)(3)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024